Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues
Voyage charter revenues	$ 690,901	$ 518,156	$ 502,284
Time charter revenues	26,067	106,237	226,058
Finance lease interest income	1,293	1,748	2,194
Other income	24,005	20,185	23,770
Total operating revenues	742,266	646,326	754,306
Other operating gains (losses)	(10,206)	(2,381)	2,683
Operating expenses
Voyage expenses and commission	377,772	259,334	161,641
Contingent rental income	(19,738)	(26,148)	(18,621)
Ship operating expenses	130,623	135,728	119,515
Charter hire expenses	21,244	19,705	67,846
Impairment loss on vessels and vessels held under capital lease	0	164,187	61,692
Impairment loss on goodwill	0	112,821	0
Provision for uncollectible receivable	0	0	4,000
Administrative expenses	37,294	37,603	37,026
Depreciation	122,566	141,748	141,043
Total operating expenses	669,761	844,978	574,142
Net operating income (loss)	82,711	(196,271)	177,481
Other income (expenses)
Interest income	843	588	367
Interest expense	(93,275)	(69,815)	(56,687)
Unrealized loss on marketable securities	(3,526)	0	0
Gain on sale of shares	1,026	1,061	0
Share of results of associated company	246	0	0
Impairment loss on shares	0	0	(7,233)
Foreign currency exchange (loss) gain	(869)	(55)	9
Gain (loss) on derivatives	4,256	(753)	3,718
Other non-operating items, net	506	1,213	204
Net other (expenses) income	(90,793)	(67,761)	(59,622)
Net (loss) income before income taxes and non-controlling interest	(8,082)	(264,032)	117,859
Income tax expense	(316)	(290)	(345)
Net (loss) income	(8,398)	(264,322)	117,514
Net (income) loss attributable to non-controlling interest	(482)	(539)	(504)
Net (loss) income attributable to the Company	$ (8,880)	$ (264,861)	$ 117,010
(Loss) earnings per share attributable to Frontline Ltd. stockholders:
Basic and diluted earnings per share attributable to the Company (in dollars per share)	$ (0.05)	$ (1.56)	$ 0.75